Note 27 - Other Reserves - Awards Under Incentive Plan (Details) Pure in Thousands, $ / shares in Thousands	12 Months Ended
	Jun. 30, 2022 $ / shares	Jun. 30, 2021 $ / shares
Statement Line Items [Line Items]
Outstanding, shares	462	812
Outstanding, weighted average grant date fair value (in dollars per share)	$ 1,188	$ 662
Granted, shares	527	184
Granted, weighted average grant date fair value (in dollars per share)	$ 1,367	$ 1,621
Vested, shares	(612)	(535)
Vested, weighted average grant date fair value (in dollars per share)	$ (1,460)	$ (1,095)
Forfeit, shares	(98)	0
Forfeit, weighted average grant date fair value (in dollars per share)	$ (233)	$ 0
Outstanding, shares	279	462
Outstanding, weighted average grant date fair value (in dollars per share)	$ 862	$ 1,188